Property and equipment - Summary of Property, Equipment and Depreciation is allocated (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,747,417	$ 648,704
Furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	903,996	483,547
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	332,067	165,157
Construction work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 511,354	$ 0